Profit sharing and rebates	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Profit sharing and rebates	13 Profit sharing and rebates

	2017	2016	2015
Surplus interest bonuses	2	4	2
Profit appropriated to policyholders	21	45	29
Total	23	49	31